Leases Obligations relating to Operating leases (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($) lease vessel	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) lease vessel	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) lease
Operating Leased Assets [Line Items]
Current portion of operating lease liabilities	$ (28,731)		$ (28,731)		$ (61,431)
Time-charter hire expenses	18,796	$ 28,932	63,566	$ 87,587
Operating lease right-of-use assets	61,796		61,796		159,638
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	17,200		17,200
Lessee, Operating Lease, Liability, Payments, Due Year Two	43,400		43,400
Lessee, Operating Lease, Liability, Payments, Due Year Three	21,800		21,800
Lessee, Operating Lease, Liability, Payments, Due Year Four	9,200		9,200
Lessee, Operating Lease, Liability, Payments, Due Year Five	5,700		5,700
Long-term operating lease liabilities	34,798		34,798		$ 87,171
Shuttle Tankers [Member]
Operating Leased Assets [Line Items]
Operating lease right-of-use assets	50,700		50,700
Operating Lease, Liability	$ 50,700		$ 50,700
LNG Carriers [Member] | Teekay LNG
Operating Leased Assets [Line Items]
Number Of Vessels | vessel	3		3
Sales-type lease [Member] | LNG Carriers [Member] | Teekay LNG
Operating Leased Assets [Line Items]
Number Of Vessels | lease	9		9		9